Issued Capital (Details) - Schedule of Issued Capital (Parentheticals) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Issued Capital [Abstract]
Paid ordinary shares	2,439,897,618	2,406,874,578
Options for fully paid ordinary shares